Document and Entity Information	9 Months Ended
Sep. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40530
Entity Registrant Name	GH Research PLC
Entity Central Index Key	0001855129
Entity Address, Address Line One	JOSHUA DAWSON HOUSE
Entity Address, Address Line Two	DAWSON STREET
Entity Address, City or Town	DUBLIN 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 RY95